Cost Method Investments (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost And Method Investments Disclosure [Abstract]
Total cost method investments	¥ 600,000	$ 94,107	¥ 109,700,000	¥ 3,850,000